Commitments and Credit Risk	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Credit Risk
Note 18: Commitments and Credit Risk

At December 31, 2014 and 2013, total commercial and commercial real estate loans made up 66.7% and 64.7%, respectively, of the loan portfolio. Installment loans account for 6.7% and 8.6%, respectively, of the loan portfolio. Real estate loans comprise 26.6% and 26.7% of the loan portfolio as of December 31, 2014 and 2013, respectively, and primarily include first mortgage loans on residential properties and home equity lines of credit.

Included in cash and due from banks as of December 31, 2014 and 2013, is $34.4 million and $18.3 million, respectively, of deposits with the Federal Reserve Bank of Cleveland.

Commitments to Originate Loans

Commitments to originate loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.

At December 31, 2014 and 2013, the Company had outstanding commitments to originate variable rate loans aggregating approximately $9.2 million and $7.3 million, respectively. The commitments extended over varying periods of time with the majority being disbursed within a one-year period.

Mortgage loans in the process of origination represent amounts that the Company plans to fund within a normal period of 60 to 90 days, some of which are intended for sale to investors in the secondary market. The Company did not have any mortgage loans in the process of origination which are intended for sale at December 31, 2014 or 2013.

Standby Letters of Credit

Standby letters of credit are irrevocable conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions. Performance standby letters of credit are issued to guarantee performance of certain customers under non-financial contractual obligations. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers. Fees for letters of credit are initially recorded by the Company as deferred revenue and are included in earnings at the termination of the respective agreements. Should the Company be obligated to perform under the standby letters of credit, the Company may seek recourse from the customer for reimbursement of amounts paid.

The Company had total outstanding standby letters of credit amounting to $220,000 and $120,000, at December 31, 2014 and 2013, respectively, with terms not exceeding nine months. At both December 31, 2014 and 2013, the Company had no deferred revenue under standby letter of credit agreements.

Lines of Credit and Other

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Lines of credit generally have fixed expiration dates. Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate. Management uses the same credit policies in granting lines of credit as it does for on-balance-sheet instruments.

At December 31, 2014, the Company had granted unused lines of credit to borrowers aggregating approximately $13.9 million and $35.6 million for commercial lines and open-end consumer lines, respectively. At December 31, 2013, the Company had granted unused lines of credit to borrowers aggregating approximately $11.5 million and $35.3 million for commercial lines and open-end consumer lines, respectively.